Summary of Significant Accounting Policies, Concentration of Credit Risk (FY) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deposits [Member] | Customer Concentration Risk [Member] | Long-time Customer [Member]
Concentration of Credit Risk [Abstract]
Percentage of concentration risk	8.00%	10.00%